Provisions, income tax liabilities and other liabilities - Reconciliation of Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in financial assumptions	€ (171)	€ 654	€ 686
Pre-funded pension obligations	271	269	408
Obligations provided for	5,262	5,822	6,430	€ 6,998
UK
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in demographic assumptions	(11)	(54)	(125)
Actuarial losses/(gains) due to changes in financial assumptions	43	(1,143)	(77)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(44)	(131)	237
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	1,770	2,539
Current service cost	140	193	227
Interest (income)/cost	71	43	42
Plan amendments, curtailments or settlements not specified in the terms of the plan	(22)	(68)	5
Administration costs and taxes paid during the period	(7)	(6)	(7)
Contributions from plan members	6	6	6
Net obligation	1,937	1,752	2,524
Pre-funded pension obligations	271	269	408
Expense recognized directly in profit or loss	190	168	276
End of period	1,943	1,770	2,539
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	171	(650)	(685)
Expense/(gain) for the period	361	(482)	(409)
Pensions and other post-employment benefits | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	(95)	(215)
Current service cost	0	0	0
Contributions from plan members	0	0	0
Pre-funded pension obligations	66	99	220
Expense recognized directly in profit or loss	(5)	(13)	6
End of period	(61)	(95)	(215)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	44	130	(236)
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	8,651	12,175	12,456
Current service cost	140	193	227
Interest (income)/cost	346	206	148
Actuarial losses/(gains) due to changes in demographic assumptions	(34)	(219)	(162)
Actuarial losses/(gains) due to changes in financial assumptions	157	(3,006)	(210)
Actuarial losses/(gains) due to experience adjustments	256	177	(120)
Plan amendments, curtailments or settlements not specified in the terms of the plan	(36)	(229)	(4)
Plan settlements specified in the terms of the plan	(40)	(84)	(66)
Benefits paid	(483)	(463)	(503)
Changes in scope of consolidation and transfers	(14)	(114)	(8)
Currency translation differences	(13)	15	417
End of period	8,930	8,651	12,175
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	(6,899)	(9,651)	(9,358)
Interest (income)/cost	(276)	(163)	(106)
Plan amendments, curtailments or settlements not specified in the terms of the plan	17	161	9
Plan settlements specified in the terms of the plan	40	84	66
Changes in scope of consolidation and transfers	8	32	6
Currency translation differences	(11)	52	(344)
Difference between actual return and interest income on plan assets	197	(2,398)	207
Administration costs and taxes paid during the period	(7)	(6)	(7)
Contributions from plan members	6	6	6
Employer’s contributions	122	238	176
Benefits paid	(446)	(426)	(458)
End of period	(6,993)	(6,899)	(9,651)
Pensions and other post-employment benefits | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	18	15
End of period	6	18	15
Provisions for pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	2,214	2,039	2,947	€ 3,276
Provisions for pensions and other post-employment benefits | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	€ 2,214	€ 2,039	€ 2,947